Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Disclosure of subsidiaries	The principal subsidiaries of the Company and their geographic locations at December 31, 2024 were as follows:

Location	Subsidiary	Ownership Interest	Operations and Development Projects Owned
Brazil	Jacobina Mineração e Comércio Ltda.	100%	Jacobina mine (1)
Canada	Lake Shore Gold Corp.	100%	Bell Creek and Timmins West mines (together "Timmins mine")
Chile	Minera Meridian Ltda.	100%	El Peñon mine (1)
	Minera Florida Ltda	100%	Minera Florida mine (1)
	Minera Cavancha SpA.	80%	La Pepa project (1)
Mexico	Plata Panamericana S.A. de C.V.	100%	La Colorada mine
	Compañía Minera Dolores S.A. de C.V.	100%	Dolores mine
Peru	Pan American Silver Huaron S.A.	100%	Huaron mine
	Shahuindo S.A.C.	100%	Shahuindo mine
Bolivia	Pan American Silver (Bolivia) S.A.	95%	San Vicente mine
Guatemala	Pan American Silver Guatemala S.A.	100%	Escobal mine
Argentina	Minera Tritón Argentina S.A.	100%	Manantial Espejo
	Estelar Resources S.A.	100%	Cerro Moro mine (1)
	Minera Argenta S.A.	100%	Navidad project
(1)Mines and projects from the Acquisition (Note 8).